Income Taxes - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details) (Parentheticals)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Expected income tax recovery, Rate	19.00%	25.00%	25.00%	23.50%